January 31, 2025
2025 Quarterly Report (Unaudited)

Managed Account Series
• BlackRock GA Disciplined Volatility Equity Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
January 31, 2025
BlackRock GA Disciplined Volatility Equity Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Brazil — 0.8%
MercadoLibre, Inc.(a)	3,149	$ 6,052,976
China — 6.5%
Airtac International Group	51,000	1,329,903
Anker Innovations Technology Co. Ltd., Class A	75,400	1,123,323
Bank of China Ltd., Class H	4,977,000	2,574,740
Bilibili, Inc., Class Z(a)	44,300	742,939
Bosideng International Holdings Ltd.	6,404,000	3,099,941
China Galaxy Securities Co. Ltd., Class H	138,500	126,165
China Hongqiao Group Ltd.	333,500	560,653
China Tower Corp. Ltd., Class H(b)	20,424,000	2,941,925
China XD Electric Co. Ltd.	332,600	331,900
COSCO SHIPPING Holdings Co. Ltd., Class H	570,500	856,216
Eastroc Beverage Group Co. Ltd., Class A	15,290	508,182
Geely Automobile Holdings Ltd.	254,000	470,255
Giant Biogene Holding Co. Ltd.(b)	360,400	2,676,116
Great Wall Motor Co. Ltd., Class A	891,533	3,039,394
Great Wall Motor Co. Ltd., Class H	1,299,000	2,122,841
Haidilao International Holding Ltd.(b)	290,000	544,045
Industrial & Commercial Bank of China Ltd., Class H	2,747,000	1,869,817
Kingsoft Corp. Ltd.	306,600	1,549,992
Lenovo Group Ltd.	984,000	1,186,752
NetEase, Inc.	259,900	5,342,292
PetroChina Co. Ltd., Class A	669,800	758,470
PetroChina Co. Ltd., Class H	3,546,000	2,711,063
Seres Group Co. Ltd., Class A	95,800	1,748,431
Shanjin International Gold Co. Ltd., Class A	241,200	557,300
Suzhou TFC Optical Communication Co. Ltd., Class A	241,492	3,328,316
Tencent Holdings Ltd.	9,000	473,537
Weichai Power Co. Ltd., Class A	392,300	774,499
Weichai Power Co. Ltd., Class H	2,501,000	4,352,232
Western Mining Co. Ltd., Class A	45,100	107,925
Xiaomi Corp., Class B(a)(b)	256,400	1,285,091
Yutong Bus Co. Ltd., Class A	94,600	368,776
Zhejiang Leapmotor Technology Co. Ltd.(a)(b)	33,000	137,844
Zhongji Innolight Co. Ltd., Class A	85,000	1,335,200
ZTO Express Cayman, Inc.	51,550	986,961
		51,923,036
Denmark — 1.6%
Ascendis Pharma A/S, ADR(a)	10,232	1,336,913
Novo Nordisk A/S, Class B	99,993	8,441,869
Novonesis (Novozymes) B, Class B	49,279	2,825,315
		12,604,097
France — 1.7%
Hermes International SCA	4,024	11,318,140
LVMH Moet Hennessy Louis Vuitton SE	3,504	2,562,841
		13,880,981
Germany — 0.6%
MTU Aero Engines AG	9,828	3,357,373
Rational AG	1,267	1,125,891
		4,483,264
Hong Kong — 1.3%
AIA Group Ltd.	692,600	4,869,078
HKT Trust & HKT Ltd., Class SS	2,745,000	3,374,928
Orient Overseas International Ltd.	139,500	1,867,518
		10,111,524
India — 3.4%
Aditya Birla Capital Ltd.(a)	22,920	47,298
Asian Paints Ltd.	43,338	1,148,186
Security	Shares	Value
India (continued)
AU Small Finance Bank Ltd.(b)	228,138	$ 1,576,050
Bank of Baroda	202,063	495,496
Bharat Electronics Ltd.	18,838	63,266
Bharat Petroleum Corp. Ltd.	17,720	53,167
Cipla Ltd.	4,176	71,160
GAIL India Ltd.	25,645	52,118
Godrej Consumer Products Ltd.	3,752	48,417
HCL Technologies Ltd.	103,998	2,063,860
HDFC Asset Management Co. Ltd.(b)	16,357	728,680
HDFC Life Insurance Co. Ltd.(b)	275,504	2,023,242
Hero MotoCorp Ltd.	1,896	94,662
Hindustan Aeronautics Ltd.	29,624	1,339,870
IndusInd Bank Ltd.	149,319	1,702,987
Infosys Ltd.	133,495	2,904,759
InterGlobe Aviation Ltd.(a)(b)	1,403	69,672
JSW Energy Ltd.	8,479	49,576
Kotak Mahindra Bank Ltd.	130,345	2,850,662
Maruti Suzuki India Ltd.	336	47,602
Page Industries Ltd.	105	54,139
Power Grid Corp. of India Ltd.	251,983	875,074
Reliance Industries Ltd.	4,354	63,363
Shree Cement Ltd.	285	91,208
Tata Consultancy Services Ltd.	113,122	5,352,767
Tech Mahindra Ltd.	60,539	1,163,976
UltraTech Cement Ltd.	592	78,287
Vedanta Ltd.	346,121	1,756,278
		26,865,822
Ireland — 0.2%
Kingspan Group PLC	21,384	1,483,444
Israel — 0.2%
Teva Pharmaceutical Industries Ltd., ADR(a)	100,807	1,787,308
Italy — 0.8%
Ferrari NV	13,373	5,737,481
Stevanato Group SpA	34,271	768,013
		6,505,494
Japan — 9.6%
Asahi Kasei Corp.	43,000	292,040
Astellas Pharma, Inc.	99,200	961,647
Bandai Namco Holdings, Inc.	56,100	1,391,506
Canon, Inc.	138,800	4,473,375
Chubu Electric Power Co., Inc.	153,900	1,603,309
Dai-ichi Life Holdings, Inc.	92,400	2,522,999
Daiichi Sankyo Co. Ltd.	194,200	5,414,374
Daikin Industries Ltd.	44,600	5,238,768
Eisai Co. Ltd.	29,600	876,815
FUJIFILM Holdings Corp.	39,600	872,431
Kawasaki Kisen Kaisha Ltd.	86,300	1,092,102
KDDI Corp.	298,400	9,941,492
Konami Group Corp.	5,100	469,470
Kyowa Kirin Co. Ltd.	362,200	5,397,396
LY Corp.	1,336,900	3,904,988
Mitsubishi Chemical Group Corp.	1,076,700	5,499,415
Mitsubishi Electric Corp.	83,800	1,373,563
NIDEC Corp.	307,400	5,309,269
Nippon Paint Holdings Co. Ltd.	168,500	1,061,768
Nippon Yusen KK	59,100	1,854,767
Nomura Research Institute Ltd.	47,100	1,591,378
Obayashi Corp.	4,900	65,808
Olympus Corp.	11,300	171,489
Shionogi & Co. Ltd.	99,300	1,460,118
Suzuki Motor Corp.	144,100	1,724,328

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock GA Disciplined Volatility Equity Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Sysmex Corp.	5,600	$ 107,046
TIS, Inc.	21,100	466,548
Tokio Marine Holdings, Inc.	131,200	4,327,415
Toyota Tsusho Corp.	67,900	1,146,806
Trend Micro, Inc./Japan(a)	33,600	1,990,472
Unicharm Corp.	396,900	3,099,714
Yamaha Motor Co. Ltd.	153,400	1,283,285
		76,985,901
Netherlands — 0.8%
Argenx SE, ADR(a)	310	203,090
ASM International NV	863	500,698
ASML Holding NV	7,883	5,831,553
Merus NV(a)	1,173	48,023
		6,583,364
Peru — 0.6%
Cia de Minas Buenaventura SAA, ADR	52,225	666,391
Credicorp Ltd.	22,446	4,109,863
		4,776,254
South Korea — 0.6%
Coupang, Inc.(a)	87,240	2,051,012
Kia Corp.	10,838	756,252
Krafton, Inc.(a)	6,066	1,511,377
Samsung Electronics Co. Ltd.	22,336	797,702
		5,116,343
Switzerland — 0.2%
Sika AG, Registered Shares	6,773	1,720,097
Taiwan — 2.9%
Advantech Co. Ltd.	114,898	1,315,415
Asustek Computer, Inc.	87,000	1,583,616
Chunghwa Telecom Co. Ltd.	242,000	924,085
Compal Electronics, Inc.	1,400,000	1,544,107
eMemory Technology, Inc.	9,000	888,296
Evergreen Marine Corp. Taiwan Ltd.	478,000	2,964,960
Far EasTone Telecommunications Co. Ltd.	1,048,000	2,810,113
Fortune Electric Co. Ltd.	24,500	414,464
Global Unichip Corp.	28,000	1,110,221
MediaTek, Inc.	50,000	2,165,351
Quanta Computer, Inc.	163,000	1,292,286
Realtek Semiconductor Corp.	215,000	3,541,240
Wan Hai Lines Ltd.	364,000	834,516
Yang Ming Marine Transport Corp.	992,000	2,035,496
		23,424,166
United Kingdom — 1.1%
Auto Trader Group PLC(b)	249,621	2,431,272
London Stock Exchange Group PLC	41,622	6,193,685
Verona Pharma PLC, ADR(a)	2,380	136,374
		8,761,331
United States — 64.4%
AbbVie, Inc.	36,919	6,789,404
Adobe, Inc.(a)	12,157	5,318,080
Akamai Technologies, Inc.(a)	52,228	5,217,577
Alphabet, Inc., Class C(c)	53,580	11,016,048
Altria Group, Inc.	102,938	5,376,452
Amazon.com, Inc.(a)	23,638	5,618,280
American Express Co.	3,099	983,778
AMETEK, Inc.	10,344	1,909,089
ANSYS, Inc.(a)	27,770	9,733,385
Aon PLC, Class A	16,016	5,939,053
Arista Networks, Inc.(a)	4,573	526,947
Security	Shares	Value
United States (continued)
ARM Holdings PLC, ADR(a)	13,297	$ 2,121,536
Autodesk, Inc.(a)	15,080	4,695,007
Avadel Pharmaceuticals PLC(a)	10,440	82,476
Axsome Therapeutics, Inc.(a)	454	48,333
Bentley Systems, Inc., Class B	57,609	2,681,699
Biogen, Inc.(a)	3,921	564,350
Biohaven Ltd.(a)	1,130	43,223
BioMarin Pharmaceutical, Inc.(a)	23,263	1,473,944
Booking Holdings, Inc.	1,156	5,476,619
Booz Allen Hamilton Holding Corp., Class A	50,552	6,521,208
Brown-Forman Corp., Class B	34,730	1,146,437
Bunge Global SA	8,075	614,750
Cadence Design Systems, Inc.(a)	29,065	8,650,325
CarMax, Inc.(a)	18,505	1,584,768
Cboe Global Markets, Inc.	22,880	4,675,070
Cencora, Inc.	17,356	4,412,069
Cheniere Energy, Inc.	21,150	4,730,197
Cisco Systems, Inc.	29,427	1,783,276
Clorox Co.	11,561	1,834,499
CME Group, Inc.	16,026	3,790,470
Colgate-Palmolive Co.	50,219	4,353,987
Consolidated Edison, Inc.	103,346	9,687,654
Corpay, Inc.(a)	12,305	4,681,929
Coterra Energy, Inc.	97,449	2,701,286
CyberArk Software Ltd.(a)	4,581	1,699,459
Danaher Corp.	12,062	2,686,690
Delta Air Lines, Inc.	40,582	2,729,951
Dexcom, Inc.(a)	19,920	1,729,654
Dick’s Sporting Goods, Inc.	1,625	390,081
DraftKings, Inc., Class A(a)	48,215	2,022,619
Dynatrace, Inc.(a)	2,626	151,652
Electronic Arts, Inc.	67,282	8,269,631
Elevance Health, Inc.	12,732	5,038,052
Entegris, Inc.	5,554	563,953
Enterprise Products Partners LP	8,508	277,786
EOG Resources, Inc.	2,351	295,732
Eversource Energy	46,212	2,665,508
Expeditors International of Washington, Inc.	47,417	5,385,623
Experian PLC	77,520	3,818,606
Fair Isaac Corp.(a)	900	1,686,204
Fidelity National Information Services, Inc.	2,958	240,988
Floor & Decor Holdings, Inc., Class A(a)	57,883	5,794,088
GE HealthCare Technologies, Inc.(a)	30,668	2,707,984
General Mills, Inc.	88,222	5,305,671
General Motors Co.	108,204	5,351,770
Global Payments, Inc.	24,366	2,749,703
Hilton Worldwide Holdings, Inc.	17,679	4,527,062
Hormel Foods Corp.	88,586	2,655,808
HP, Inc.	48,825	1,586,812
IDEXX Laboratories, Inc.(a)	7,053	2,976,719
Insmed, Inc.(a)	886	67,850
Inspire Medical Systems, Inc.(a)	3,758	727,173
Intuit, Inc.	9,014	5,422,011
Intuitive Surgical, Inc.(a)	12,544	7,173,663
Jack Henry & Associates, Inc.	15,761	2,743,832
Jacobs Solutions, Inc.	2,811	393,905
Johnson & Johnson	73,412	11,169,636
Kimberly-Clark Corp.	31,048	4,035,309
Kraft Heinz Co.	75,259	2,245,729
Kroger Co.	7,941	489,483
Lam Research Corp.	11,730	950,717
Legend Biotech Corp., ADR(a)	2,511	95,669
Leidos Holdings, Inc.	3,256	462,450
Consolidated Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock GA Disciplined Volatility Equity Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Lockheed Martin Corp.	15,095	$ 6,988,230
Lululemon Athletica, Inc.(a)	14,058	5,822,824
Madrigal Pharmaceuticals, Inc.(a)	151	50,555
MarketAxess Holdings, Inc.	22,886	5,049,338
Marsh & McLennan Cos., Inc.	3,318	719,608
Marvell Technology, Inc.	57,581	6,498,592
Masimo Corp.(a)	49,128	8,559,571
Mastercard, Inc., Class A	13,846	7,690,484
McKesson Corp.	5,289	3,145,633
Medtronic PLC	61,554	5,590,334
Merck & Co., Inc.	9,390	927,920
Meta Platforms, Inc., Class A	16,782	11,565,819
Mettler-Toledo International, Inc.(a)	665	907,353
Microsoft Corp.(c)	43,336	17,987,041
Moderna, Inc.(a)	36,514	1,439,382
Mondelez International, Inc., Class A	117,805	6,831,512
MongoDB, Inc.(a)	20,884	5,708,015
Monolithic Power Systems, Inc.	937	597,216
Motorola Solutions, Inc.	11,640	5,462,070
MSCI, Inc.	8,526	5,088,061
Natera, Inc.(a)	1,405	248,573
NetApp, Inc.	45,298	5,530,886
Netflix, Inc.(a)	5,980	5,841,025
Neurocrine Biosciences, Inc.(a)	11,604	1,761,719
Northern Trust Corp.	14,116	1,585,086
Northrop Grumman Corp.	15,786	7,692,044
NVIDIA Corp.	71,402	8,573,238
Omnicom Group, Inc.	25,822	2,241,091
PepsiCo, Inc.	51,918	7,823,523
Pfizer, Inc.	10,800	286,416
Pinterest, Inc., Class A(a)	165,620	5,458,835
PNC Financial Services Group, Inc.	26,842	5,393,900
Procter & Gamble Co.	12,734	2,113,717
Progressive Corp.	2,146	528,860
Republic Services, Inc.	3,507	760,563
ResMed, Inc.	3,343	789,550
Roku, Inc.(a)	4,535	375,317
Rollins, Inc.	8,413	416,444
Roper Technologies, Inc.	2,468	1,420,704
Royal Caribbean Cruises Ltd.	13,688	3,649,221
RTX Corp.	19,071	2,459,205
S&P Global, Inc.	18,338	9,561,617
Samsara, Inc., Class A(a)	28,511	1,468,316
Snowflake, Inc., Class A(a)	10,265	1,863,200
Spotify Technology SA(a)	7,700	4,223,835
Stanley Black & Decker, Inc.	2,615	230,303
State Street Corp.	53,929	5,480,265
T Rowe Price Group, Inc.	29,199	3,413,947
Targa Resources Corp.	7,098	1,396,886
Thermo Fisher Scientific, Inc.	13,007	7,774,934
T-Mobile U.S., Inc.	8,585	2,000,047
Trane Technologies PLC	10,936	3,967,034
TransDigm Group, Inc.	4,801	6,497,385
Twilio, Inc., Class A(a)	30,931	4,533,866
Ulta Beauty, Inc.(a)	13,103	5,400,401
United Therapeutics Corp.(a)	287	100,786
UnitedHealth Group, Inc.	1,119	607,046
Universal Health Services, Inc., Class B	2,821	531,928
Vaxcyte, Inc.(a)	8,562	756,196
Verizon Communications, Inc.	234,720	9,245,621
Viatris, Inc.	23,137	260,985
Viking Holdings Ltd.(a)	44,977	2,277,186
Security	Shares	Value
United States (continued)
Visa, Inc., Class A	24,610	$ 8,411,698
Walmart, Inc.	27,670	2,716,087
Warner Bros Discovery, Inc.(a)	606	6,327
Waste Management, Inc.	1,264	278,409
Williams-Sonoma, Inc.	21,040	4,447,225
Workday, Inc., Class A(a)	2,354	616,889
XPO, Inc.(a)	18,079	2,416,620
Zimmer Biomet Holdings, Inc.	3,574	391,282
Zoetis, Inc.	22,966	3,924,889
Zscaler, Inc.(a)	6,153	1,246,536
		513,695,659
Total Long-Term Investments — 97.3% (Cost: $717,920,116)		776,761,061
Short-Term Securities
Money Market Funds — 2.0%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.26%(d)(e)	16,311,172	16,311,172
Total Short-Term Securities — 2.0% (Cost: $16,311,172)		16,311,172
Options Purchased — 0.0% (Cost: $62,735)		12,600
Total Investments Before Options Written — 99.3% (Cost: $734,294,023)		793,084,833
Investments Sold Short
Common Stocks
Brazil — (0.3)%
Inter & Co., Inc., Class A	(281,077)	(1,470,033)
NU Holdings Ltd.(a)	(94,823)	(1,255,456)
		(2,725,489)
Ireland — (0.3)%
Smurfit WestRock PLC	(51,027)	(2,709,023)
United States — (1.3)%
Albemarle Corp.	(10,657)	(897,213)
APA Corp.	(41,829)	(917,310)
Axon Enterprise, Inc.(a)	(2,871)	(1,872,409)
Celanese Corp.	(14,208)	(1,009,336)
Enphase Energy, Inc.(a)	(14,060)	(875,657)
First Solar, Inc.(a)	(7,535)	(1,262,263)
Fortune Brands Home & Security, Inc.	(7,548)	(540,965)
Lamb Weston Holdings, Inc.	(6,397)	(383,436)
Rivian Automotive, Inc., Class A(a)	(187,553)	(2,355,666)
		(10,114,255)
Total Investments Sold Short — (1.9)% (Proceeds: $(15,902,250))		(15,548,767)
Options Written — (0.0)% (Premiums Received: $(26,448))		(25,463)
Total Investments, Net of Options Written — 97.4% (Cost: $718,365,325)		777,510,603
Other Assets Less Liabilities — 2.6%		20,760,953
Net Assets — 100.0%		$ 798,271,556

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock GA Disciplined Volatility Equity Fund

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 21,173,836	$ —	$ (4,862,664)(a)	$ —	$ —	$ 16,311,172	16,311,172	$ 524,197	$ —

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	336,051,530	USD	2,159,758	JPMorgan Chase Bank N.A.	03/19/25	$ 17,678
USD	3,790,479	CAD	5,443,631	BNP Paribas SA	03/19/25	37,915
USD	5,417,183	CAD	7,637,564	Citibank N.A.	03/19/25	152,233
USD	2,969,617	CHF	2,671,435	BNP Paribas SA	03/19/25	22,104
USD	16,021,778	DKK	113,196,953	Royal Bank of Canada	03/19/25	246,331
USD	1,011,664	EUR	967,169	JPMorgan Chase Bank N.A.	03/19/25	6,289
USD	27,996,329	EUR	26,556,376	Societe Generale	03/19/25	390,894
USD	16,617,396	GBP	13,035,448	Canadian Imperial Bank of Commerce	03/19/25	457,034
USD	374,202	MXN	7,651,070	Barclays Bank PLC	03/19/25	7,393
						1,337,871
AUD	12,735,488	USD	8,115,723	Royal Bank of Canada	03/19/25	(196,617)
CHF	2,161,627	USD	2,470,479	UBS AG	03/19/25	(85,459)
GBP	2,221,316	USD	2,781,887	JPMorgan Chase Bank N.A.	03/19/25	(28,068)
HKD	97,243,115	USD	12,519,916	Barclays Bank PLC	03/19/25	(26,582)
HKD	30,653,892	USD	3,938,739	Canadian Imperial Bank of Commerce	03/19/25	(472)
INR	1,329,134,947	USD	15,563,131	BNP Paribas SA	03/19/25	(275,770)
JPY	2,643,413,116	USD	17,548,419	Societe Generale	03/19/25	(420,506)
SEK	23,085,363	USD	2,114,159	Royal Bank of Canada	03/19/25	(26,705)
SGD	8,495,218	USD	6,347,640	Bank of America N.A.	03/19/25	(85,458)
TWD	388,211,077	USD	12,004,053	BNP Paribas SA	03/19/25	(214,042)
USD	1,908,355	BRL	11,647,474	Barclays Bank PLC	03/19/25	(66,227)
USD	4,728,217	JPY	730,799,428	JPMorgan Chase Bank N.A.	03/19/25	(6,975)
						(1,432,881)
						$ (95,010)
Exchange-Traded Options Purchased
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Entegris, Inc.	105	02/21/25	USD	115.00	USD	1,066	$ 12,600
Consolidated Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock GA Disciplined Volatility Equity Fund

Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
Entegris, Inc.	105	02/21/25	USD	95.00	USD	1,066	$ (25,463)
OTC Total Return Swaps
Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)	Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Monthly	Citibank N.A.(b)	02/24/25 – 02/24/28	$51,772	$2,025,957 (c)	$2,984,506	24.0%
	Monthly	JPMorgan Chase Bank N.A.(d)	02/10/25 – 02/18/25	537,838	814,503 (e)	1,407,489	12.9
					$2,840,460	$4,391,995

(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $(906,777) of net dividends and financing fees.
(e)	Amount includes $(55,148) of net dividends and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
	(b)	(d)
Range: Benchmarks:	8-200 basis points USD - 1D Overnight Bank Funding Rate (OBFR01)	0-150 basis points USD - 1D Overnight Bank Funding Rate (OBFR01)
The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Citibank N.A. as of period end, termination dates 02/24/25 - 02/24/28:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Australia
Fortescue Metals Group Ltd.	52,427	$613,992	20.6%
Rio Tinto Ltd.	5,260	378,830	12.7
Santos Ltd.	167,239	724,137	24.2
Transurban Group	25,283	208,258	7.0
Woolworths Group Ltd.	3,995	75,112	2.5
		2,000,329
Belgium
KBC Group NV	6,931	531,661	17.8
Brazil
B3 SA - Brasil Bolsa Balcao	2,918,561	5,588,367	187.2
Banco do Brasil SA	536,082	2,539,121	85.1
BB Seguridade Participacoes SA	313,199	2,065,466	69.2
TIM SA/Brazil	20,922	55,885	1.9
		10,248,839
Canada
Canadian Natural Resources Ltd.	12,028	365,388	12.2
Empire Co., Ltd.	30,705	902,970	30.3
Fairfax Financial Holdings Ltd.	1,175	1,581,591	53.0
IGM Financial Inc.	10,711	343,657	11.5
Open Text Corp.	50,711	1,492,003	50.0
Power Corp. of Canada	131,367	3,981,640	133.4
Security	Shares	Value	% of Basket Value
Canada (continued)
Shopify Inc., Class A	13,196	$1,540,010	51.6%
TELUS Corp.	81,426	1,181,037	39.6
Thomson Reuters Corp.	12,240	2,056,886	68.9
		13,445,182
China
Prosus NV	107,397	4,102,300	137.4
Denmark
Carlsberg A/S	33,084	3,465,254	116.1
Novo Nordisk A/S	18,265	1,542,015	51.7
Vestas Wind Systems A/S	324,264	4,460,132	149.4
		9,467,401
Finland
Elisa OYJ	100,008	4,309,706	144.4
France
Carrefour SA	38,128	543,224	18.2
Dassault Aviation SA	4,653	1,049,962	35.2
Dassault Systemes SE	35,478	1,385,126	46.4
Eurazeo SE	7,055	582,413	19.5
La Francaise des Jeux SAEM	29,811	1,132,751	38.0
Orange SA	328,033	3,527,832	118.2
Sodexo SA	6,273	463,342	15.5
		8,684,650
Germany
Evonik Industries AG	181,268	3,403,827	114.0
Merck KGaA	2,561	386,589	13.0
		3,790,416

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock GA Disciplined Volatility Equity Fund

Security	Shares	Value	% of Basket Value
Mexico
Grupo Aeroportuario del Pacifico SAB de CV	5,625	$103,965	3.5%
Grupo Financiero Banorte SAB de CV	643,156	4,444,549	148.9
Industrias Penoles SAB de CV	39,024	552,065	18.5
Wal-Mart de Mexico SAB de CV	224,931	583,114	19.5
		5,683,693
Netherlands
Argenx SE	2,399	1,583,669	53.0
ING Groep NV	23,832	396,109	13.3
Koninklijke KPN NV	252,319	913,022	30.6
		2,892,800
Norway
Telenor ASA	399,585	4,885,947	163.7
South Africa
Absa Group Ltd.	7,716	76,679	2.6
Harmony Gold Mining Co. Ltd.	22,724	258,543	8.7
Nedbank Group Ltd.	42,860	630,586	21.1
		965,808
Sweden
Evolution Ab	6,950	533,201	17.9
Tele2 AB	14,762	164,225	5.5
		697,426
Switzerland
Geberit AG	323	180,159	6.0
Kuehne & Nagel International AG, Registered Shares	19,579	4,448,992	149.1
Logitech International SA	37,944	3,756,120	125.9
		8,385,271
United Kingdom
Admiral Group PLC	1,937	64,716	2.2
British American Tobacco PLC	53,163	2,109,292	70.7
J Sainsbury PLC	408,898	1,284,245	43.0
		3,458,253
United States
James Hardie Industries PLC, CDI	2,565	86,212	2.9
Novartis AG, Registered Shares	76,620	8,020,333	268.7
Stellantis NV	7,999	106,802	3.6
		8,213,347

Preferred Stocks
Brazil
Banco Bradesco SA	1,211,138	2,505,567	84.0
Cia Energetica de Minas Gerais	756,677	1,419,081	47.5
Gerdau SA	47,328	139,456	4.7
Itau Unibanco Holding SA	187,453	1,084,485	36.3
		5,148,589
Security	Shares	Value	% of Basket Value
Mexico
Cemex SAB de CV	2,676,758	$1,588,849	53.3%

Total Reference Entity — Long		98,500,467
Reference Entity — Short
Common Stocks
Brazil
Nu Holdings Ltd.	(361,716)	(4,789,120)	(160.5)
StoneCo Ltd., Class A	(95,078)	(871,865)	(29.2)
(5,660,985)
Canada
CAE Inc.	(4,138)	(97,574)	(3.3)
Chad
Ivanhoe Mines Ltd.	(8,752)	(94,003)	(3.2)
China
Alibaba Health Information Technology Ltd.	(1,136,000)	(530,463)	(17.8)
Beijing Enterprises Water Group Ltd.	(1,555,735)	(431,827)	(14.5)
C&D International Investment Group Ltd.	(296,515)	(487,121)	(16.3)
China International Capital Corp., Ltd.	(660,400)	(1,099,385)	(36.9)
China Railway Group Ltd.	(3,840,000)	(1,859,657)	(62.3)
COSCO SHIPPING Energy Transportation Co., Ltd.	(148,612)	(135,797)	(4.6)
Gcl Technology Holdings Ltd.	(12,608,000)	(1,990,255)	(66.7)
Hisense Home Appliances Group Co., Ltd.	(108,000)	(376,333)	(12.6)
JD Health International, Inc.	(26,150)	(108,280)	(3.6)
Kingdee International Software Group Co., Ltd.	(88,000)	(116,789)	(3.9)
Longfor Group Holdings Ltd.	(1,343,500)	(1,707,709)	(57.2)
MMG, Ltd.	(7,876,000)	(2,593,795)	(86.9)
Wharf Holdings, Ltd.	(567,000)	(1,382,590)	(46.3)
Wuxi Biologics Cayman Inc.	(624,500)	(1,494,872)	(50.1)
Xinyi Solar Holdings Ltd.	(2,598,000)	(1,071,086)	(35.9)
XPeng, Inc., Class A	(15,700)	(119,318)	(4.0)
Yadea Group Holdings Ltd.	(800,000)	(1,328,540)	(44.5)
Zhongsheng Group Holdings Ltd.	(157,000)	(248,293)	(8.3)
(17,082,110)
Denmark
Zehnder Group AG	(12,522)	(1,272,440)	(42.6)
Finland
Neste OYJ	(265,015)	(3,358,080)	(112.5)
France
Kering SA	(1,774)	(464,412)	(15.6)
Renault SA	(33,977)	(1,744,302)	(58.4)
Sartorius Stedim Biotech	(3,567)	(822,475)	(27.5)
Teleperformance SE	(3,557)	(333,084)	(11.2)
(3,364,273)
Italy
DiaSorin SpA	(14,191)	(1,519,963)	(50.9)
Nexi SpA	(120,460)	(611,737)	(20.5)
(2,131,700)
Consolidated Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock GA Disciplined Volatility Equity Fund

Security	Shares	Value	% of Basket Value
Japan
Dentsu Group Inc.	(41,800)	$(968,380)	(32.5)%
Fujikura Ltd.	(13,900)	(559,451)	(18.7)
Lasertec Corp.	(32,500)	(3,380,112)	(113.3)
M3, Inc.	(74,800)	(678,887)	(22.8)
Mitsubishi Heavy Industries Ltd.	(143,800)	(2,104,548)	(70.5)
Renesas Electronics Corp.	(38,200)	(511,669)	(17.1)
Shimano, Inc.	(8,300)	(1,164,703)	(39.0)
Tokyo Electric Power Co Holdings, Inc.	(538,800)	(1,412,051)	(47.3)
(10,779,801)
Mexico
Alfa SAB de CV	(4,323,534)	(3,540,699)	(118.6)
Grupo Carso SAB de CV	(90,587)	(519,339)	(17.4)
(4,060,038)
Netherlands
BE Semiconductor Industries NV	(10,703)	(1,364,968)	(45.7)
Poland
ORLEN SA	(133,045)	(1,754,306)	(58.8)
South Korea
Delivery Hero SE, Class A	(17,259)	(446,044)	(14.9)
LG Energy Solution Ltd.	(2,040)	(491,119)	(16.5)
(937,163)
Spain
Grifols SA	(51,828)	(443,421)	(14.9)
Sweden
Beijer Ref AB, Class B	(106,899)	(1,586,259)	(53.2)
Switzerland
Dufry AG	(30,165)	(1,363,477)	(45.7)
Sandoz Group AG	(32,881)	(1,574,255)	(52.7)
(2,937,732)
Taiwan
Formosa Chemicals & Fibre Corp.	(607,000)	(517,009)	(17.3)
Lite-On Technology Corp., ADR	(134,000)	(438,548)	(14.7)
(955,557)
United Kingdom
Entain PLC	(75,972)	(659,658)	(22.1)
JD Sports Fashion PLC	(854,018)	(937,199)	(31.4)
Rentokil Initial PLC	(142,196)	(696,411)	(23.3)
(2,293,268)
United States
Albemarle Corp.	(52,375)	(4,409,451)	(147.7)
APA Corp.	(78,271)	(1,716,483)	(57.5)
AppLovin Corp.	(5,623)	(2,078,205)	(69.6)
Axon Enterprise Inc.	(4,098)	(2,672,634)	(89.6)
Carlyle Group Inc/the	(12,704)	(713,457)	(23.9)
Celanese Corp., Class A	(12,397)	(880,683)	(29.5)
Charter Communications, Inc.	(10,060)	(3,475,629)	(116.5)
Corteva, Inc.	(2,569)	(167,679)	(5.6)
Enphase Energy, Inc.	(30,893)	(1,924,016)	(64.5)
Exact Sciences Corp.	(14,730)	(825,616)	(27.7)
First Solar Inc.	(2,712)	(454,314)	(15.2)
Fortune Brands Innovations, Inc.	(25,757)	(1,846,004)	(61.9)
Knight-Swift Transportation Holdings, Inc.	(951)	(54,293)	(1.8)
Lamb Weston Holdings, Inc.	(83,351)	(4,996,059)	(167.4)
Palantir Technologies, Inc., Class A	(17,178)	(1,417,013)	(47.5)
Security	Shares	Value	% of Basket Value
United States (continued)
Qorvo Inc.	(3,127)	$(259,478)	(8.7)%
Rivian Automotive, Inc., Class A	(103,339)	(1,297,938)	(43.5)
Smurfit WestRock PLC	(48,614)	(2,580,917)	(86.5)
U-Haul Holding Co.	(2,879)	(186,386)	(6.2)
Western Digital Corp.	(42,497)	(2,767,830)	(92.7)
(34,724,085)
Zambia
First Quantum Minerals Ltd.	(49,393)	(618,198)	(20.7)

Total Reference Entity — Short		(95,515,961)
Net Value of Reference Entity — Citibank N.A.		$2,984,506
The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank N.A. as of period end, termination dates 02/10/25 - 02/18/25:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Australia
BHP Group Ltd.	31,614	$776,430	55.2%
Woolworths Group Ltd.	100,206	1,884,023	133.8
		2,660,453
Canada
Canadian National Railway Co.	705	73,646	5.2
Cenovus Energy, Inc.	111,330	1,610,181	114.4
Empire Co., Ltd.	21,616	635,682	45.2
IGM Financial Inc.	13,566	435,258	30.9
Keyera Corp.	58,299	1,654,282	117.6
Power Corp. of Canada	25,214	764,218	54.3
Shopify Inc.	10,230	1,193,870	84.8
TC Energy Corp.	43,972	1,981,440	140.8
		8,348,577
China
Prosus NV	18,740	715,822	50.9
Denmark
Novo Nordisk A/S	47,283	3,991,849	283.6
Orsted A/S	2,400	92,545	6.6
Vestas Wind Systems A/S	88,230	1,213,571	86.2
		5,297,965
Finland
Elisa OYJ	36,564	1,575,675	111.9
France
Dassault Systemes SE	8,638	337,243	23.9
Edenred SE	54,622	1,884,471	133.9
La Francaise des Jeux SAEM	42,075	1,598,755	113.6
Sodexo SA	6,340	468,291	33.3
		4,288,760

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock GA Disciplined Volatility Equity Fund

Security	Shares	Value	% of Basket Value
Germany
Merck KGaA	8,718	$1,316,003	93.5%
RWE AG	3,406	105,548	7.5
		1,421,551
Italy
Bper Banca	121,590	828,295	58.8
Mexico
Grupo Financiero Banorte SAB de CV	15,597	107,784	7.7
Netherlands
ING Groep NV	35,393	588,263	41.8
Koninklijke Ahold Delhaize NV	79,441	2,815,198	200.0
		3,403,461
Norway
Telenor ASA	49,028	599,492	42.6
Poland
Powszechny Zaklad Ubezpieczen SA	91,588	1,123,017	79.8
Saudi Arabia
Etihad Etisalat Co.	99,235	1,531,902	108.8
Jarir Marketing Co.	624,246	2,132,598	151.5
SAL Saudi Logistics Services	14,769	1,077,616	76.6
Saudi Arabian Oil Co.	298,768	2,210,833	157.1
Saudi Awwal Bank	156,443	1,498,508	106.5
		8,451,457
South Africa
Discovery Ltd.	40,039	387,906	27.5
Kumba Iron Ore Ltd.	3,566	74,067	5.3
		461,973
Spain
Banco Bilbao Vizcaya Argentaria SA	232,311	2,644,851	187.9
Sweden
AddTech AB	29,229	853,141	60.6
Evolution Ab	4,450	341,402	24.3
Tele2 AB	113,745	1,265,395	89.9
		2,459,938
Switzerland
Kuehne & Nagel International AG	3,441	781,908	55.5
SGS SA	18,645	1,811,146	128.7
		2,593,054
United Kingdom
Admiral Group PLC	17,138	572,589	40.7
United States
Novartis AG	16,527	1,729,993	122.9
Preferred Stocks
Brazil
Itau Unibanco Holding SA	679,186	3,929,343	279.2
Total Reference Entity — Long		53,214,050
Security	Shares	Value	% of Basket Value
Reference Entity — Short
Common Stocks
Australia
Mineral Resources Ltd.	(239,196)	$(5,102,883)	(362.5)%
SEEK Ltd.	(275,294)	(3,870,564)	(275.0)
Treasury Wine Estates Ltd.	(254,110)	(1,685,763)	(119.8)
WiseTech Global Ltd.	(17,640)	(1,335,395)	(94.9)
(11,994,605)
Brazil
Cosan SA	(471,734)	(624,776)	(44.4)
Inter & Co., Inc., Class A	(403,845)	(2,112,109)	(150.0)
(2,736,885)
Chad
Ivanhoe Mines Ltd., Class A	(294,658)	(3,164,834)	(224.9)
China
Alibaba Health Information Technology Ltd.	(38,000)	(17,744)	(1.3)
C&D International Investment Group Ltd.	(1,445,750)	(2,375,107)	(168.7)
China International Capital Corp., Ltd.	(79,200)	(131,846)	(9.4)
China National Building Material Co., Ltd.	(3,194,000)	(1,527,628)	(108.5)
Hisense Home Appliances Group Co., Ltd.	(71,000)	(247,405)	(17.6)
MMG, Ltd.	(528,000)	(173,886)	(12.4)
Wharf Holdings, Ltd.	(10,000)	(24,384)	(1.7)
(4,498,000)
Denmark
Zehnder Group AG	(22,799)	(2,316,751)	(164.6)
Finland
Neste OYJ	(80,192)	(1,016,135)	(72.2)
France
Alstom SA	(82,902)	(1,640,870)	(116.6)
Renault SA	(2,322)	(119,206)	(8.4)
(1,760,076)
Germany
Carl Zeiss Meditec AG	(910)	(55,436)	(3.9)
Italy
Telecom Italia SpA	(3,301,032)	(906,090)	(64.4)
Japan
Fujikura Ltd.	(6,700)	(269,663)	(19.2)
Hoshizaki Corp.	(4,100)	(151,746)	(10.8)
Kansai Electric Power Co., Inc.	(86,400)	(953,232)	(67.7)
(1,374,641)
Luxembourg
CVC Capital Partners PLC	(2,380)	(56,353)	(4.0)
Mexico
Alfa SAB de CV	(2,431,033)	(1,990,861)	(141.4)
South Africa
Impala Platinum Holdings Ltd.	(405,832)	(2,227,477)	(158.3)
Sasol Ltd.	(29,428)	(136,493)	(9.7)
(2,363,970)
Consolidated Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock GA Disciplined Volatility Equity Fund

Security	Shares	Value	% of Basket Value
South Korea
Delivery Hero SE	(52,728)	$(1,362,709)	(96.8)%
POSCO Future M Co. Ltd.	(3,852)	(375,054)	(26.7)
(1,737,763)
Sweden
Beijer Ref AB, Class B	(56,360)	(836,318)	(59.4)
Nibe Industrier AB	(38,990)	(156,212)	(11.1)
(992,530)
Switzerland
Bachem Holding AG	(6,252)	(398,049)	(28.3)
Dufry AG	(7,674)	(346,870)	(24.6)
Sandoz Group AG	(38,183)	(1,828,101)	(129.9)
(2,573,020)
Taiwan
Formosa Plastics Corp.	(21,000)	(23,070)	(1.6)
Lite-On Technology Corp., ADR	(83,000)	(271,638)	(19.3)
(294,708)
Security	Shares	Value	% of Basket Value
United States
Albemarle Corp.	(1)	$(84)	(0.0)%
AppLovin Corp.	(7,896)	(2,918,283)	(207.3)
Celanese Corp., Class A	(16,044)	(1,139,766)	(81.0)
Charter Communications, Inc.	(4,891)	(1,689,791)	(120.1)
Fortune Brands Innovations, Inc.	(2,033)	(145,705)	(10.4)
Palantir Technologies, Inc.	(31,963)	(2,636,628)	(187.3)
Rivian Automotive, Inc., Class A	(135,112)	(1,697,007)	(120.6)
Western Digital Corp.	(15,351)	(999,811)	(71.0)
(11,227,075)
Exchange Traded Funds
United States
SPDR S&P Biotech ETF	(8,059)	(746,828)	(53.1)
Total Reference Entity — Short		(51,806,561)
Net Value of Reference Entity — JPMorgan Chase Bank N.A.		$1,407,489
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Brazil	$ 6,052,976	$ —	$ —	$ 6,052,976
China	—	51,923,036	—	51,923,036
Denmark	1,336,913	11,267,184	—	12,604,097
France	—	13,880,981	—	13,880,981
Germany	—	4,483,264	—	4,483,264
Hong Kong	3,374,928	6,736,596	—	10,111,524
India	—	26,865,822	—	26,865,822
Ireland	—	1,483,444	—	1,483,444
Israel	1,787,308	—	—	1,787,308
Italy	768,013	5,737,481	—	6,505,494
Japan	—	76,985,901	—	76,985,901
Netherlands	251,113	6,332,251	—	6,583,364

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock GA Disciplined Volatility Equity Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Peru	$ 4,776,254	$ —	$ —	$ 4,776,254
South Korea	2,051,012	3,065,331	—	5,116,343
Switzerland	—	1,720,097	—	1,720,097
Taiwan	—	23,424,166	—	23,424,166
United Kingdom	136,374	8,624,957	—	8,761,331
United States	509,877,053	3,818,606	—	513,695,659
Short-Term Securities
Money Market Funds	16,311,172	—	—	16,311,172
Options Purchased
Equity Contracts	12,600	—	—	12,600
Liabilities
Investments
Investments Sold Short
Common Stocks	(15,548,767)	—	—	(15,548,767)
	$ 531,186,949	$ 246,349,117	$ —	$ 777,536,066
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ —	$ 2,840,460	$ —	$ 2,840,460
Foreign Currency Exchange Contracts	—	1,337,871	—	1,337,871
Liabilities
Equity Contracts	(25,463)	—	—	(25,463)
Foreign Currency Exchange Contracts	—	(1,432,881)	—	(1,432,881)
	$ (25,463)	$ 2,745,450	$ —	$ 2,719,987

(a)
Derivative financial instruments are swaps, forward foreign currency exchange contracts and options written. Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

Currency Abbreviation
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	United States Dollar
Consolidated Schedule of Investments